FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	December 31, 2023		December 31, 2022
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	39,117	39,117	53,993	53,993
Marketable securities	7,432	7,432	236,281	236,281
Financial assets not measured at fair value
Cash and cash equivalents	308,322	308,322	254,525	254,525
Receivables	124,647	124,647	139,467	139,467
Loan notes receivable	—	—	1,388	1,388
Financial liabilities not measured at fair value
Trade and other payables	98,232	98,232	81,533	81,533
Floating rate debt	3,322,347	3,322,347	2,201,543	2,201,543
Fixed rate debt	176,837	184,462	211,884	212,203

(in thousands of $)	Dec 31, 2023 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	39,117	—	39,117	—
Marketable securities	7,432	7,432	—	—
Financial assets not measured at fair value
Cash and cash equivalents	308,322	308,322	—	—
Financial liabilities not measured at fair value
Floating rate debt	3,322,347	—	3,322,347	—
Fixed rate debt	184,462	—	—	184,462

(in thousands of $)	Dec 31, 2022 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	—	53,993	—
Marketable securities	236,281	236,281	—	—
Financial assets not measured at fair value
Cash and cash equivalents	254,525	254,525	—	—
Loan notes receivable	1,388	—	1,388	—
Financial liabilities not measured at fair value
Floating rate debt	2,201,543	—	2,201,543	—
Fixed rate debt	212,203	—	—	212,203

Summary of Valuation Techniques

Financial instruments measured at fair value
Type	Valuation Techniques	Significant observable inputs
Interest rate swaps	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.
Marketable securities	Fair value was determined based on the quoted market prices of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant observable inputs
Floating rate debt	Discounted cash flow.	Not applicable.
Fixed rate debt	Discounted cash flow.	Discount rate.

Schedule of Maturity of Financial Liabilities
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at December 31, 2023
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	3,279,626	3,322,347	260,162	1,593,648	1,468,537
Interest on floating rate debt	—	802,278	200,291	573,410	28,577
Fixed rate debt	176,837	176,837	1,837	175,000	—
Interest on fixed rate debt	—	32,131	12,395	19,736	—
Obligations under leases	2,534	2,534	1,104	1,430	—
Trade and other payables	98,232	98,232	98,232	—	—

		Contractual cash flows at December 31, 2022
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	2,178,430	2,201,543	275,670	1,555,143	370,730
Interest on floating rate debt	—	435,769	106,487	296,516	32,766
Fixed rate debt	211,884	211,884	2,184	209,700	—
Interest on fixed rate debt	—	20,960	12,342	8,618	—
Obligations under leases	3,396	3,396	1,024	2,372	—
Trade and other payables	81,533	81,533	81,533	—	—

Schedule of Interest Rate Swaps
The interest rate swaps are not designated as hedges and are summarized as of December 31, 2023 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2019	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000